Long-Term Investment (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Investment [Abstract]
Schedule of Carrying Value of Equity Investments

The total carrying value of equity investments without readily determinable fair value that do not qualify for the NAV practical expedient held as of June 30, 2025 and December 31, 2024 were as follows:

	As of June 30,	As of December 31,
	2025	2024
	(Unaudited)
Initial cost basis	$2,478,000	2,478,000
Cumulative impairment	(2,478,000)	(1,121,382)
Total carrying value	$-	$1,356,618